Research International Core Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (98.7%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (5.0%)
Advanced Info Service PCL - Foreign Shares	Thailand	741,800	3,825
carsales.com, Ltd.	Australia	176,483	2,100
Hellenic Telecommunications Organization SA	Greece	191,981	2,788
KDDI Corp.	Japan	247,800	7,268
NAVER Corp.	South Korea	15,431	2,057
NetEase, Inc., ADR	China	69,152	5,228
SEEK, Ltd.	Australia	123,416	1,493
SoftBank Group Corp.	Japan	105,200	3,574
Tencent Holdings, Ltd.	China	93,500	3,158
Total			31,491

Consumer Discretionary (10.0%)
adidas AG	Germany	11,889	1,380
Aristocrat Leisure, Ltd.	Australia	187,565	3,914
Bridgestone Corp.	Japan	109,500	3,540
Burberry Group PLC	United Kingdom	100,504	2,004
Cie Financiere Richemont SA	Switzerland	66,058	6,198
Compagnie Generale des Etablissements Michelin	France	151,087	3,366
Flutter Entertainment PLC *	Ireland	17,147	1,879
Koito Manufacturing Co., Ltd.	Japan	271,600	3,722
LVMH Moet Hennessy Louis Vuitton SE	France	27,531	16,184
NIKE, Inc. - Class B	United States	39,105	3,250
Techtronic Industries Co., Ltd.	Hong Kong	572,500	5,409
Whitbread PLC	United Kingdom	92,436	2,360
Yamaha Corp.	Japan	81,000	2,885
Yum China Holdings, Inc.	China	110,725	5,241
ZOZO, Inc.	Japan	113,000	2,254
Total			63,586

Consumer Staples (9.8%)
British American Tobacco PLC	United Kingdom	263,552	9,424
Danone SA	France	85,501	4,029
Diageo PLC	United Kingdom	241,067	10,104
Kao Corp.	Japan	101,500	4,116
Kirin Holdings Co., Ltd.	Japan	278,400	4,288
Nestle SA	United States	192,673	20,863
Ocado Group PLC *	United Kingdom	126,694	658
Reckitt Benckiser Group PLC	United Kingdom	103,437	6,836
Sugi Holdings Co., Ltd.	Japan	40,100	1,610
Total			61,928

Energy (4.9%)
Eni SpA	Italy	508,504	5,402
Galp Energia SGPS SA	Portugal	698,725	6,697
Idemitsu Kosan Co., Ltd.	Japan	184,000	3,981
TotalEnergies SE	France	196,962	9,271
Woodside Energy Group, Ltd.	Australia	292,130	5,943
Total			31,294

Common Stocks (98.7%)	Country	Shares/ Par +	Value $ (000’s)
Financials (17.1%)
AIA Group, Ltd.	Hong Kong	1,088,800	9,040
Aon PLC	United States	37,468	10,037
Barclays PLC	United Kingdom	3,243,108	5,170
Beazley PLC	United Kingdom	668,153	4,145
BNP Paribas SA	France	194,826	8,225
Euronext NV	Netherlands	109,262	6,914
HDFC Bank, Ltd.	India	319,336	5,533
Hiscox, Ltd.	United Kingdom	316,817	3,097
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	168,700	5,728
Julius Baer Group, Ltd.	Switzerland	110,016	4,787
London Stock Exchange Group PLC	United Kingdom	114,688	9,671
Macquarie Group, Ltd.	Australia	56,445	5,478
Mitsubishi UFJ Financial Group, Inc.	Japan	599,800	2,705
NatWest Group PLC	United Kingdom	3,322,907	8,293
UBS Group AG	Switzerland	610,331	8,817
Willis Towers Watson PLC	United States	17,832	3,583
Zurich Insurance Group AG	Switzerland	18,856	7,496
Total			108,719

Health Care (13.5%)
Bayer AG	Germany	97,959	4,520
ConvaTec Group PLC	United Kingdom	1,479,284	3,353
Koninklijke Philips NV	Netherlands	216,286	3,341
Kyowa Kirin Co., Ltd.	Japan	357,700	8,206
Merck KGaA	Germany	32,575	5,316
Novo Nordisk A/S - Class B	Denmark	204,039	20,337
Qiagen NV *	United States	193,712	8,152
Roche Holding AG	United States	75,024	24,462
Santen Pharmaceutical Co., Ltd.	Japan	564,600	3,784
Terumo Corp.	Japan	146,700	4,140
Total			85,611

Industrials (15.3%)
Cellnex Telecom SA	Spain	116,118	3,580
Daikin Industries, Ltd.	Japan	59,000	9,117
GEA Group AG	Germany	209,508	6,851
Hitachi, Ltd.	Japan	260,400	11,026
Kubota Corp.	Japan	437,300	6,064
Legrand SA	France	97,906	6,325
MTU Aero Engines AG	Germany	29,428	4,441
Persol Holdings Co., Ltd.	Japan	134,500	2,451
Ritchie Bros Auctioneers, Inc.	Canada	50,585	3,161
Ryanair Holdings PLC *	Ireland	41,350	2,416
Schindler Holding AG	Switzerland	28,463	4,415
Schneider Electric SE	United States	130,108	14,597
Secom Co., Ltd.	Japan	32,800	1,864
SMC Corp.	Japan	19,700	7,947
Thales SA	France	17,732	1,956
Toyota Industries Corp.	Japan	94,500	4,502
Weir Group PLC	United Kingdom	193,546	2,981

Research International Core Portfolio

Common Stocks (98.7%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
Wolters Kluwer NV	Netherlands	33,737	3,285
Total			96,979

Information Technology (9.0%)
Amadeus IT Group SA *	Spain	123,696	5,726
ASML Holding NV	Netherlands	5,158	2,139
Cadence Design Systems, Inc. *	United States	29,883	4,884
Constellation Software, Inc.	Canada	4,787	6,661
Fujitsu, Ltd.	Japan	55,000	5,931
Kyocera Corp.	Japan	100,500	5,080
Nomura Research Institute, Ltd.	Japan	299,400	7,359
NXP Semiconductors NV	China	27,655	4,079
Samsung Electronics Co., Ltd.	South Korea	122,659	4,507
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	373,189	4,905
Visa, Inc. - Class A	United States	34,589	6,145
Total			57,416

Materials (9.2%)
Akzo Nobel NV	Netherlands	92,345	5,208
Croda International PLC	United Kingdom	89,425	6,388
Glencore PLC	Australia	1,714,240	9,052
Kansai Paint Co., Ltd.	Japan	168,400	2,388
Linde PLC	United Kingdom	65,346	17,870
Nitto Denko Corp.	Japan	94,700	5,135
Sika AG	Switzerland	28,042	5,615
Symrise AG	Germany	65,978	6,492
Total			58,148

Real Estate (1.8%)
ESR Cayman, Ltd.	China	1,400,400	3,532
Grand City Properties SA	Germany	263,479	2,628
LEG Immobilien SE	Germany	85,803	5,163
Total			11,323

Common Stocks (98.7%)	Country	Shares/ Par +	Value $ (000’s)
Utilities (3.1%)
APA Group	Australia	392,213	2,395
China Resources Gas Group, Ltd.	China	745,100	2,352
CLP Holdings, Ltd.	Hong Kong	441,000	3,323
E.ON SE	Germany	364,743	2,823
Iberdrola SA	Spain	735,471	6,837
Orsted A/S	Denmark	27,717	2,206
Total			19,936

Total Common Stocks (Cost: $674,792)			626,431

Warrants (0.0%)
Consumer Discretionary (0.0%)
Cie Financiere Richemont SA *	Switzerland	136,342	61
Total			61

Total Warrants (Cost: $–)			61

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	United States	6,797,152	6,797
Total			6,797

Total Short-Term Investments (Cost: $6,797)			6,797

Total Investments (99.8%) (Cost: $681,589)@			633,289

Other Assets, Less Liabilities (0.2%)			1,581

Net Assets (100.0%)			634,870

Investments by Country of Risk as a Percentage of Net Assets:
Japan	19.9%
United States	16.4%
United Kingdom	14.5%
France	7.7%
Germany	6.1%
Switzerland	5.9%
Other	29.3%

Total	99.8%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $681,589 and the net unrealized depreciation of investments based on that cost was $48,300 which is comprised of $65,782 aggregate gross unrealized appreciation and $114,082 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$9,053	$22,438	$—
Consumer Discretionary	8,491	55,095	—
Financials	13,620	95,099	—
Industrials	5,577	91,402	—
Information Technology	21,769	35,647	—
All Others	—	268,240	—
Short-Term Investments	6,797	—	—
Warrants	61	—	—

Total Assets:	$65,368	$567,921	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand